Business Segment Information (Narrative) (Details) $ in Millions	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ 8	$ 23	$ 32	$ 9	$ 10	$ 19	$ 33	$ 29			$ 72	$ 91	$ 149
Net income (loss) attributable to parent	$ 275	$ 45	$ 77	$ 37	(87)	$ (63)	$ 47	$ 42			$ 434	$ (61)	$ 203
Impact Of Correction of Prior Period Error on Revenues and Net Income					$ 13
Impact Of Correction of Prior Period Error on Equity in Earnings of Unconsolidated Affiliates									$ 15
Core business | Operating Segments
Segment Reporting Information [Line Items]
Number of Operating Segments | segment											3
Non-core business | Operating Segments
Segment Reporting Information [Line Items]
Number of Operating Segments | segment											2
Restatement Adjustment
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates										$ 9
Net income (loss) attributable to parent										$ 11